Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net loss for the period	$ (14,168)		$ (17,343)
Items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion	4,628		4,024
Impairment expense (reversal) (note 12)	(246)		2,320
Stock-based compensation (note 20)	969		341
Recognition of deferred revenue (note 13)	(2,114)		0
Losses on reclamation obligation revisions (note 15)	56		461
Gain on extinguishment of toll milling liability (note 16, 22)	(679)		0
Loss on divestiture of Africa Mining Division (note 5)	81		102
Losses (gains) on property, plant and equipment disposals (note 22)	(21)		113
Gains on investments (note 22)	(1,891)		(1,473)
Equity loss of associate (note 10)	751		96
Dilution gain of associate (note 10)	(262)		(549)
Non-cash inventory adjustments and other	136		0
Deferred income tax recovery (note 17)	(3,638)		(3,955)
Foreign exchange losses (note 5)	611		6,631
Deferred revenue cash receipts (note 13)	30,201		0
Post-employment benefits (note 14)	(130)		(137)
Reclamation obligations (note 15)	(754)		(502)
Change in non-cash working capital items (note 22)	(1,150)		1,741
Net cash provided by (used in) operating activities	12,380		(8,130)
CASH PROVIDED BY (USED IN): INVESTING ACTIVITIES
Divestiture of asset group, net of cash and cash equivalents divested: Africa Mining Division (note 5)	(81)		(830)
Sale of investments (note 9)	1,967		8,523
Purchase of investments (note 9)	(29,889)		(500)
Expenditures on property, plant and equipment (note 12)	(836)		(1,266)
Proceeds on sale of property, plant and equipment	186		55
Increase in restricted cash and investments	(6,849)		(195)
Net cash provided by (used in) investing activities	(35,502)		5,787
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Issuance of debt obligations (note 16)	0		312
Repayment of debt obligations (note 16)	(282)		(348)
Issuance of common shares for: New share issues-net of issue costs (note 18)	13,955		8,841
Issuance of common shares for: Share options exercised (note 18)	70		0
Net cash provided by financing activities	13,743		8,805
Increase (decrease) in cash and cash equivalents	(9,379)		6,462
Foreign exchange effect on cash and cash equivalents	439		9
Cash and cash equivalents, beginning of period	11,838	[1]	5,367
Cash and cash equivalents, end of period	$ 2,898		$ 11,838	[1]

[1]	Category D=Loans and receivables